Short-Term Borrowings - Lines of Credit (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015
Lines of credit
Amount drawn under lines of credit	$ 0.0	$ 0.0
U.S. financial institutions line of credit
Lines of credit
Amount available	618.9	1,000.0
Federal Home Loan Bank line of credit
Lines of credit
Amount available	1,600.0	1,400.0
Federal Reserve Bank line of credit
Lines of credit
Amount available	$ 687.8	$ 602.8